UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street  Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 , Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 6/30/13

Item 1.  Reports to Stockholders.

The FX Strategy Fund

Semi-Annual Report

June 30, 2013

1-855-397-8728

www.fxstrategyfund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The FX Strategy Fund.

Such offering is made only by prospectus, which includes details as to offering price and other material information.

THE FX STRATEGY FUND

Portfolio Review (Unaudited)

June 30, 2013

The Fund’s performance figures+ for the period ending June 30, 2013, compared to its benchmarks:

	Six Months	One Year	Since Inception – Class I*	Since Inception – Class A**
The FX Strategy Fund Class I	7.34%	(3.09)%	(0.03)%
The FX Strategy Fund Class A
Without sales charge	7.45%	(3.05)%		4.73%
With sales charge	1.24%	(8.63)%		1.53%
S&P 500***	13.82%	20.60%	11.14%	16.13%

________________

* Class I commenced operations on February 25, 2011.

** Class A commenced operations on August 3, 2011.

***The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

+ Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  As of the most recent prospectus, dated May 1, 2013, the Fund’s total gross annual operating expenses, including underlying funds, are 2.60% for Class I and 1.65% for Class A.  The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-855-397-8728.

Portfolio Composition as of June 30, 2013

Percent of Net Assets
Private Investment Funds	22.7%
Mutual Funds	43.4%
Short-Term Investment	6.6%
U.S. Government Treasury Obligation	10.4%
Exchange Traded Funds	4.1%
Other Assets Less Liabilities	12.8%
Total	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

THE FX STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited)
Shares		Fair Value
	EXCHANGE TRADED FUND - 4.1%
243	iShares Floating Rate Note Fund	$ 12,296
34,532	PIMCO Enhanced Short Maturity Strategy Fund	3,497,055
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,498,661)	3,509,351

	MUTUAL FUNDS - 43.4%
1,941,340	Fidelity Conservative Income Bond Fund - Institutional Shares	19,471,643
1,709,392	Vanguard Short-Term Bond Index Fund - Institutional Shares	17,948,613
	TOTAL MUTUAL FUNDS (Cost $37,662,510)	37,420,256

	PRIVATE INVESTMENT FUND - 22.7%
17,729	FX Strategy LLC * # (Cost $18,390,079)	19,560,261

	SHORT-TERM INVESTMENTS - 17.0%
	MONEY MARKET FUND - 6.6%
5,610,546	Dreyfus Cash Advantage Fund, 0.20% +	5,610,546

	U.S. GOVERNMENT TREASURY OBLIGATION - 10.4%
5,000,000	United States Treasury Bill, 0.040% due 7/25/13^ ++	4,999,863
4,000,000	United States Treasury Bill, 0.040% due 9/26/13^ ++	3,999,613
		8,999,476

	TOTAL SHORT-TERM INVESTMENT (Cost $14,610,546)	14,610,022

	TOTAL INVESTMENTS - 87.2% (Cost $74,161,796) (a)	$ 75,099,890
	OTHER ASSETS LESS LIABILITIES - 12.8%	11,048,609
	NET ASSETS - 100.00%	$ 86,148,499

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $72,929,264 the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 2,430,294
	Unrealized depreciation:	(259,668)
	Net unrealized appreciation:	$ 2,170,626
* Non-Income producing security.
# Affiliated Fund. See Note 5.
+ Money market fund; interest rate reflects seven-day yield on June 30, 2013.
++ All of this investment is a holding of Global Aggressive Strategy LLC.
^ All of this security is segregated as collateral for open futures contracts.

See accompanying notes to consolidated financial statements.

THE FX STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited)
		Unrealized
Contracts		Appreciation/(Depreciation)
	OPEN LONG FUTURES CONTRACTS ++
38	Japanese Yen Future September 2013	$ (15,038)
	(Underlying Face Amount at Value $4,791,325)
11	USD/SEK Future September 2013	(4,224)
	(Underlying Face Amount at Value $7,388,975)
11	USD/NOK Future September 2013	(5,089)
	(Underlying Face Amount at Value $6,697,900)
	TOTAL OPEN LONG FUTURES CONTRACTS	(24,351)

	OPEN SHORT FUTURES CONTRACTS ++
317	Australian Dollar Future September 2013	846,475
	(Underlying Face Amount at Value $28,869,190)
108	British Pound Future September 2013	289,781
	(Underlying Face Amount at Value $10,262,700)
23	Canadian Dollar Future September 2013	66,010
	(Underlying Face Amount at Value $2,185,920)
361	Euro Fx Future September 2013	1,192,925
	(Underlying Face Amount at Value $58,766,288)
25	Mexican Peso Future September 2013	1,688
	(Underlying Face Amount at Value $9,584,375)
7	New Zealand Dollar Future September 2013	8,190
	(Underlying Face Amount at Value $539,840)
2	Polish Zloty Future September 2013	1,570
	(Underlying Face Amount at Value $29,956)
4	South African Rand Future September 2013	(3,950)
	(Underlying Face Amount at Value $2,002,000)
8	USD/CZK Future September 2013	(26,248)
	(Underlying Face Amount at Value $15,979,600)
	TOTAL OPEN SHORT FUTURES CONTRACTS	2,376,441

	TOTAL NET UNREALIZED APPRECIATION FROM
	OPEN FUTURES CONTRACTS	$ 2,352,090

++ All of this investment is a holding of Global Aggressive Strategy LLC.

See accompanying notes to consolidated financial statements.

THE FX STRATEGY FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments in Unaffiliated Securities at Fair Value (identified cost $55,771,717)	$ 55,539,629
Investments in Affiliated Securities at Fair Value (identified cost $18,390,079)	19,560,261
Deposit with Broker for Futures Contracts	4,581,120
Cash	3,673,675
Receivable for Fund Shares Sold	1,064,958
Receivable for Securities Sold	500,000
Dividends and Interest Receivable	23,995
Unrealized Appreciation on Futures Contracts	2,352,090
Prepaid Expenses and Other Assets	34,311
Total Assets	87,330,039

Liabilities:
Redemptions Payable	64,034
Accrued Advisory and Management Fees Payable	31,898
Fees Payable to Other Affiliates	11,257
Accrued Expenses and Other Liabilities	73,985
Total Liabilities	181,174

Net Assets	$ 87,148,865

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized: 4,460,666 shares
of beneficial interest outstanding)	$ 43,722,718

Net Asset Value, Offering and Redemption Price per Share
($43,722,718/4,460,666 shares of beneficial interest outstanding)	$ 9.80

Class A Shares:
Net Assets (Unlimited shares of no par value interest authorized; 4,427,957 shares
of beneficial interest outstanding)	$ 43,426,147

Net Asset Value and Redemption Price per Share
($43,426,147/4,427,957 shares of beneficial interest outstanding)	$ 9.81

Offering Price Per Share	$ 10.41
($9.81/0.9425)

Composition of Net Assets:

At June 30, 2013, Net Assets consisted of:
Paid-in-Capital	$ 87,227,552
Accumulated Net Investment Loss	(96,749)
Accumulated Net Realized Loss From Security Transactions and Futures Contracts	(3,272,122)
Net Unrealized Appreciation on:
Investments	938,094
Futures Contracts	2,352,090
Net Assets	$ 87,148,865

See accompanying notes to consolidated financial statements.

THE FX STRATEGY FUND
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2013

Investment Income:
Dividend Income	$ 204,552
Interest Income	6,566
Total Investment Income	211,118

Expenses:
Investment Advisory Fees	412,776
Management Fees *	428,334
Distribution Fees (12b-1) - Class I	54,872
Administration Fees	44,472
Fund Accounting Fees	22,152
Transfer Agent Fees	19,506
Registration & Filing Fees	19,617
Audit Fees	10,152
Chief Compliance Officer Fees	7,328
Custody Fees	7,709
Legal Fees	4,826
Non 12b-1 Shareholder Service	12,722
Printing Expense	2,190
Trustees' Fees	3,063
Insurance Expense	1,271
Miscellaneous Expenses*	21,950
Total Expenses	1,072,940
Less: 12b-1 Fees Waived - Class I	(54,872)
Expenses Reimbursed by the Adviser	(206,388)
Net Expenses	811,680

Net Investment Loss	(600,562)

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain/(Loss) on:
Affiliated Investments	(724,499)
Futures Contracts	1,786,182
Total Net Realized Loss	1,061,683
Net Change in Unrealized Appreciation on:
Unaffiliated Investments	(234,738)
Affiliated Investments	2,906,476
Futures Contracts	2,848,640
Total Net Change in Unrealized Appreciation	5,520,378
Net Realized and Unrealized Gain on Investments	6,582,061

Net Increase in Net Assets Resulting From Operations	$ 5,981,499

* All or a portion of these expenses were consolidated from the financial statements of Global Aggressive Strategy LLC.

See accompanying notes to consolidated financial statements.

THE FX STRATEGY FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For The Six
	Months Ended	For The Year
	6/30/2013	Ended
	(Unaudited)	12/31/2012
Operations:
Net Investment Loss	$ (600,562)	$ (552,519)
Net Realized Gain/(Loss) on Investments and Futures Contracts	1,061,683	(3,522,821)
Distributions of Realized Gains from Underlying Investment Companies	-	42,850
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts	5,520,378	(2,729,873)
Net Increase (Decrease) in Net Assets
Resulting From Operations	5,981,499	(6,762,363)

Distributions to Shareholders From:
Class I
Net Investment Income ($0 and $0.01 per share, respectively)	-	(49,679)
Net Realized Gains ($0 and $0.09 per share, respectively)	-	(437,144)
Return of Capital ($0 and $0.08 per share, respectively)	-	(366,355)
	-	(853,178)
Class A
Net Investment Income ($0 and $0.01 per share, respectively)	-	(50,542)
Net Realized Gains ($0 and $0.09 per share, respectively)	-	(343,562)
Return of Capital ($0 and $0.08 per share, respectively)	-	(287,928)
	-	(682,032)
Total Distributions to Shareholders	-	(1,535,210)

From Shares of Beneficial Interest Transactions:
Class I Shares:
Proceeds from Shares Issued (1,310,615 and 4,689,635 shares, respectively)	12,159,056	46,909,699
Distributions Reinvested (0 and 85,568 shares, respectively)	-	781,238
Cost of Shares Redeemed (1,724,032 and 1,441,693 shares, respectively)	(15,971,304)	(13,542,945)
Total From Shares of Beneficial Interest Transactions	(3,812,248)	34,147,992

Class A Shares:
Proceeds from Shares Issued (719,754 and 3,218,063 shares, respectively)	6,676,137	32,056,028
Distributions Reinvested (0 and 42,603 shares, respectively)	-	388,965
Cost of Shares Redeemed (169,043 and 2,386 shares, respectively)	(1,616,325)	(12,469,562)
Total From Shares of Beneficial Interest Transactions	5,059,812	19,975,431

Total Increase in Net Assets From Shares of Beneficial Interest Transactions	1,247,564	54,123,423

Total Increase in Net Assets	7,229,063	45,825,850

Net Assets:
Beginning of Period	79,919,802	34,093,952
End of Period	$ 87,148,865	$ 79,919,802

Accumulated Net Investment Income/(Loss) at End of Period	$ (96,749)	$ 503,813

See accompanying notes to consolidated financial statements.

THE FX STRATEGY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

	For the
	Six Months Ended		For the	For the
	June 30, 2013		Year Ended	Period Ended
	(Unaudited)		December 31, 2012	December 31, 2011*
Class I
Net Asset Value, Beginning of Period	$ 9.13		$ 10.11	$ 10.00
Decrease From Operations:
Net investment loss (a)	(0.07)		(0.11)	(0.12)
Net gain (loss) from securities
(both realized and unrealized)	0.74		(0.69)	0.23
Total from operations	0.67		(0.80)	0.11

Distributions to shareholders from:
Net investment income	-		(0.01)	-
Return of capital	-		(0.08)	-
Net realized gains	-		(0.09)	-
Total distributions	-		(0.18)	-

Net Asset Value, End of Period	$ 9.80		$ 9.13	$ 10.11

Total Return (b)	7.34%		(7.92)%	1.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 43,723		$ 44,500	$ 15,580
Ratio to average net assets:
Expenses, Gross (d)	2.71%	(c)	2.19%	2.49%	(c)
Expenses, Net of Reimburement (d)	1.96%	(c)	1.59%	2.02%	(c)
Net investment loss, Net of Reimbursement (d) (e)	(1.45)%	(c)	(1.06)%	(1.44)%	(c)
Portfolio turnover rate	9%		89%	5%

__________
*Class I commenced operations on February 25, 2011.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.  Total returns for periods less than one year are not annualized.

(c) Annualized for periods less than one year.
(d) Does not include income and expenses of investment companies or private investments in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

THE FX STRATEGY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

	For the
	Six Months Ended		For the		For the
	June 30, 2013		Year Ended		Period Ended
	(Unaudited)		December 31, 2012		December 31, 2011*
Class A
Net Asset Value, Beginning of Period	$ 9.14		$ 10.11		$ 9.16
Decrease From Operations:
Net investment loss (a)	(0.07)		(0.10)		(0.03)
Net gain (loss) from securities
(both realized and unrealized)	0.74		(0.69)		0.98
Total from operations	0.67		(0.79)		0.95

Distributions to shareholders from:
Net investment income	-		(0.01)
Return of capital	-		(0.08)		-
Net realized gains	-		(0.09)		-
Total distributions	-		(0.18)		-

Net Asset Value, End of Period	$ 9.81		$ 9.14	(f)	$ 10.11

Total Return (b)	7.45%		(7.90)%		10.37%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 43,426		$ 35,420		$ 18,514
Ratio to average net assets:
Expenses, Gross (d)	2.47%	(c)	1.94%		1.54%	(c)
Expenses, Net of Reimburement (d)	1.97%	(c)	1.57%		1.28%	(c)
Net investment loss, Net of Reimbursement (d) (e)	(1.46)%	(c)	(1.05)%		(0.65)%	(c)
Portfolio turnover rate	9%		89%		5%

__________
*Class A commenced operations on August 3, 2011.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of the Fund expenses, total returns would have been lower.  Total returns for periods less than one year are not annualized.

(c) Annualized for periods less than one year.
(d) Does not include income and expenses of investment companies or private investments in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f ) The NAV shown above differs from the traded NAV on December 31, 2012 due to financial statement rounding and/or financial statement adjustments. Total returns are calculated using the traded NAV on December 31, 2012.

See accompanying notes to consolidated financial statements.

THE FX STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

June 30, 2013

1.

ORGANIZATION

The FX Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is to seek income and capital appreciation.  The Fund currently offers Class I and Class A shares.  Class I commenced operations on February 25, 2011.  Class A commenced operations on August 3, 2011.  Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.

Consolidation of Subsidiary – The consolidated financial statements of the Fund include the financial statements of Global Aggressive Strategy LLC (GAS) for the period January 1, 2013 through June 30, 2013.  GAS is a Delaware limited liability company that was organized as a limited liability company on September 15, 2008 and was inactive for a period of time after all the investor member shares were redeemed in December 2010. In July 2012, GAS issued a revised offering memorandum. The first member shares pursuant to the revised offering memorandum were issued in September 2012 and the company resumed investing operations in that month. GAS’s operations are subject to regulation under the Commodity Exchange Act, administered by the Commodity Futures Trading Commission (“CFTC”). GAS is a “Commodity Pool”, as defined in the CFTC regulations. The general manager is registered with the Securities and Exchange Commission as an investment adviser, and is also registered with CFTC as a commodity pool operator and commodity trading adviser. The general manager of GAS is P/E Global LLC (“Manager”).  The Manager has selected P/E Investments LLC (the “Trading Advisor”), a related entity, as GAS’s trading adviser. As of, and during the period ended June 30, 2013, The FX Strategy Fund was a non-voting member and owned 100% of the outstanding assets of GAS. The Manager owns all of GAS’s management shares which are the only shares entitled to vote. All inter-company balances, revenues, and expenses have been eliminated in consolidation.  The FX Strategy Fund and GAS are collectively referred to as the Fund throughout these consolidated financial statements.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the consolidated financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds and futures, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund’s investments in private investment funds are presented at fair value as determined by the Advisor. The Fund’s private investment funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate.  In accordance with GAAP, as a practical expedient, the fair value of the Fund’s ownership in private investment funds is determined based on the Fund’s pro-rata interest in the net

THE FX STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued) (Unaudited)

June 30, 2013

assets of each private investment fund. The private investment funds value their underlying investments at fair value in accordance with policies established by such private investment funds, as described in each of their financial statements and offering memorandums.  The Fund’s valuation method utilizes financial information supplied by each private investment fund and is net of management and incentive fees or allocations payable to the private investment fund’s manager pursuant to the private investment fund’s pertinent agreements.  These investments are classified as Level 2 investments as they can be redeemed daily at fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities;

THE FX STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued) (Unaudited)

June 30, 2013

(ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,

representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets +	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 3,509,351	$ -	$ -	$ 3,509,351
Mutual Funds	37,420,256	-	-	37,420,256
Private Investment Fund	-	19,560,261	-	19,560,261
U.S. Government Treasury Obligation	8,999,476	-	-	8,999,476
Derivative Instruments*	2,352,090	-	-	2,352,090
Short-Term Investment	5,610,546	-	-	5,610,546
Total	$ 57,891,719	$ 19,560,261	$ -	$ 77,451,980

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of all levels during the current period presented.  It is the Fund’s policy to record transfers into or out of all levels at the end of the reporting period.

+ See Portfolio of Investments for industry classification.

* Derivative instruments include cumulative unrealized loss on futures contracts open at June 30, 2013.

THE FX STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued) (Unaudited)

June 30, 2013

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2009 - 2011 , or expected to be taken in the Fund’s 2012  tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

U.S. Treasury Bills – U.S. Treasury bills are purchased at a discount from face value. The discount is amortized into interest income ratably over the period from the purchase date to the maturity date. U.S. Treasury bills are stated at amortized cost, which approximates fair market value.

Interest on Cash in Broker Trading Accounts – Interest on the broker account cash balance is recorded when it is credited around the tenth day of the month. Because of the relatively low amounts involved, this policy is not materially different from accruing the interest on a daily basis.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Deposits with Broker – The Fund deposits funds with NewEdge USA, LLC subject to CFTC regulations and various exchange and broker requirements.  A certain amount of cash balances and investments are required to be held by the broker to meet margin requirements for open futures contract positions. Margin requirements are satisfied by the deposit of cash and the U.S. Treasury Bill with such broker.  Deposit with Broker at June 30, 2013 represents both partially restricted deposits required to meet margin and other brokers or regulatory

THE FX STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued) (Unaudited)

June 30, 2013

requirements, and excess funds not required for margin.  The Fund earns interest income on its deposits with the broker.  Amounts in excess of the margin requirement may be withdrawn by GAS at any time.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Futures – The Fund engages in the speculative trading of foreign currency futures contracts and is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. Futures contracts are valued daily and unrealized gains or losses are recorded as unrealized appreciation or depreciation on the consolidated statement of assets and liabilities. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. The Fund has credit risk for the account balance due from its broker. The broker, as GAS’s futures commission merchant, is required by the regulations of the CFTC to separately account for and segregate all assets belonging to customers for the domestic trading of futures and is prohibited from commingling these assets with its own. In the event of a broker’s insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than the total of cash and other property deposited. During the period ended June 30, 2013, the Fund had net realized gain of $1,786,182 and unrealized gain of $2,848,640 on futures contracts subject to foreign currency exchange risk.  Such amounts are disclosed on the consolidated statement of operations.  Futures contracts outstanding at year end are included in the Fund’s consolidated portfolio of investments.

The derivative instruments outstanding as of June 30, 2013 as disclosed in the notes to consolidated financial statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the consolidated statement of operations serve as indicators of the volume of derivative activity for the Fund.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended June 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $10,751,569 and $6,634,000, respectively.

THE FX STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued) (Unaudited)

June 30, 2013

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.  Traub Capital Management, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.  For the year ended June 30, 2013, the Fund incurred $412,776 of advisory fees.

The Adviser, pursuant to contract, waived 0.50% of its management fee for the period January 1, 2013 through June 30, 2013.  The Adviser has contractually agreed to waive a portion of its management fee through April 30, 2014 so that such fees do not exceed 0.50% of the Fund’s average daily net assets. The total management fees contractually waived by the Adviser for the six months ended June 30, 2013 amounted to $206,388.

GAS Management Fee: The Fund will pay the Manager a management fee based on 0.375% per month (4.5% per annum) of the net asset value of GAS. Management fees were $428,334 on June 30, 2013, of which $73,850 was due at the end of the six month period ending June 30, 2013.

GAS Performance Fee: The Fund may also pay the Manager a performance fee equal to twenty percent (20%) of the increase, if any, in the net asset value per share of GAS (after calculation and accrual of the management fees) determined as of the last business day of each month over the highest net asset value per share in any prior month, multiplied by the number of shares outstanding on the valuation date. There were no performance fees for the six months ended June 30, 2013.

Distributor- The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (“12b-1 Plans” or “Plans”), for Class I and Class A shares, respectively.  Pursuant to Rule 12b-1 under the 1940 Act the Plans provide that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets for each of Class I and Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Adviser.  For the six months ended June 30, 2013, pursuant to the Plans, Class I shares accrued $54,872; however, the Distributor voluntarily waived all 12b-1 fees for the period January 1, 2013 through June 30, 2013. Total 12b-1 fees voluntarily waived by the Distributor for the six months ended June 30, 2013 amounted to $54,872. No fees were paid for Class A shares as the Plan was inactive for Class A shares during the year.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares.   The Distributor is an affiliate of GFS. For the six months ended June 30, 2013, the Distributor received $1,200 in underwriting commissions for sales of Class A shares, of which $186 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees- Effective April 1, 2013, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will receive a quarterly fee of $27,625 for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred. Prior to April 1, 2013 each Trustee who is not affiliated with the Trust or an adviser received a quarterly fee of $21,500. Effective July 1, 2013, in addition to the quarterly fees and reimbursements, the Chairman

THE FX STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued) (Unaudited)

June 30, 2013

of the Board receives a $30,000 annual fee, and the Audit Committee Chairman receives a $15,000 annual fee, each to be paid quarterly, allocated between the Northern Lights Fund Trust and Northern Lights Variable Trust.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment adviser depending on the circumstances necessitating the Special Meeting.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives fees from the Fund.

5.   INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Fund at June 30, 2013 are noted in the Fund’s Consolidated Portfolios of Investments. FX Strategy LLC is a private fund which is considered an affiliate because it is under common control with GAS, the Fund’s subsidiary.

Transactions during the period with companies which are affiliates are as follows:

Description	Value - Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain/Loss	Unrealized Gain/Loss	Value - End of Period
FX Strategy LLC	$17,480,808	$6,531,476	$ 6,634,000	$ -	$1,786,182	$2,848,640	$ 19,560,261

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the year ended December 31, 2012 was as follows:

Fiscal Year Ended December 31, 2012
Ordinary	Long-Term	Return of
Income	Capital Gain	Capital	Total
$ 403,866	$ 477,061	$ 654,283	$ 1,535,210

The Fund had no distributions for the year ended December 31, 2011.  The difference between book basis and tax basis ordinary income distributions is primarily attributable to the tax treatment of short-term capital gains.

THE FX STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued) (Unaudited)

June 30, 2013

As of December 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
Ordinary	Long-Term	Carry	& Other	Appreciation/	Accumulated
Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (1,929,218)	$ (3,629,856)	$ (501,112)	$ (6,060,186)

The difference between book basis and tax basis unrealized depreciation, undistributed ordinary income and undistributed long-term gains is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on Section 1256 contracts and adjustments for partnerships.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $3,629,856.

At December 31, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$ 852,660	$ 1,076,558	$ 1,929,218	Non-Expiring

Permanent book and tax differences, primarily attributable to net operating losses, reclassification of distributions and adjustments for passive foreign investment companies, resulted in reclassifications for the year ended December 31, 2012 as follows:

Accumulated Net Realized
Paid in	Accumulated Net	Gain/(Loss) from Security Transactions
Capital	Investment Income	and Futures Contracts
$ (736,787)	$ 1,156,553	$ (419,766)

7.  NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

THE FX STRATEGY FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees, shareholder service fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Expenses Paid During the Period* (1/1/13 to 6/30/13)
Actual
Class I	$1,000.00	$1,032.03	$ 4.43
Class A	$1,000.00	$1,032.53	$ 4.49
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.43	$ 4.41
Class A	$1,000.00	$1,020.38	$ 4.46

*    Expenses Paid During Period- Hypothetical are equal to the Fund’s annualized expense ratio of 0.89% for Class I and 0.88% for Class A, multiplied by the average account value over the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six-month period ended June 30, 2013).

THE FX STRATEGY FUND

SUPPLEMENTAL INFORMATION

June 30, 2013 (Unaudited)

Approval of Advisory Agreement – The FX Strategy Fund *

In connection with the regular meeting held on December 11 and 12, 2012, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Traub Capital Management, LLC (the “Adviser”) and the Trust, on behalf of the FX Strategy Fund (the “Fund”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process.  The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees discussed the nature, extent and quality of services provided to the shareholders of the Fund by the Adviser since the inception of the Fund and noted no reduction in the level of service provided to the Fund. The Board noted that the Adviser utilizes a quantitative investment model, licensed from a third party vendor, which indicates how and when trades should be made in the strategy. The Board discussed the fact that the Adviser performs due diligence and evaluates the investment model, along with evaluation of other funds in the bond fund space to determine appropriate bond duration and credit risk, monitoring compliance with fund limitations, and establishment and maintenance of marketing relationships.  The Trustees recognized that the Trust’s experience with the Adviser has been positive for the years that the Fund has been part of the Trust. The Board noted that there were no regulatory or compliance issues reported to the Board.  Overall, the Board has been pleased with the nature, extent and quality of the services provided.

Performance.  The Board reviewed the Fund’s performance and noted that it had outperformed its peer group over the 1-year period and since inception, while underperforming the Morningstar category over the same periods. The Board took note of the Adviser’s explanation that the Fund’s relative underperformance as compared to the S&P 500 resulted from the fact that the model favored defensive currencies during a period when the equity market was strong.  The Trustees also noted that the Fund has little correlation to the S&P 500. The Trustees recognized that the model’s signals have historically produced positive results, and they concluded that they were comfortable with the direction of the Fund’s performance.

Fees and Expenses. The Trustees then evaluated the management fee and expense ratios of the Fund, noting that the Fund’s 1% management fee is the highest in the peer group and Morningstar category, with one other fund having the same fee as the Fund. The Trustees noted, however, that many of the peer funds were close to a 1% management fee. The Trustees also noted that the Adviser charges a lower fee for serving as a sub-adviser to another Fund in the Trust, but concluded that such a disparity was justified based on the different levels of responsibility associated with the two positions.  The Board discussed the expense ratios and noted that the Adviser expects that the expense ratios will improve as the Fund grows. After considering all of these factors, the Board concluded that the fee and overall expense ratio were reasonable.

Economies of Scale. The Trustees noted that the Adviser has indicated a willingness to discuss breakpoints at approximately $500 million in Fund assets under management. The Board noted the upfront costs of starting a fund are high, and it will take some time for the Adviser to recoup its initial costs. After discussion, it was the consensus of the Trustees that based on the current size of the Fund, while economies had not been reached at this time, the matter of economies of scale would be revisited as the Fund size increases.

Profitability.  The Board reviewed a profitability analysis provided by the Adviser and noted the gross fees paid to the Adviser and the net fees after waiver and expenses.  They considered that the Adviser was waiving 50 basis points of its 1% management fee.  After further discussion, the Trustees concluded that the Adviser was not earning excessive profits, measured in total dollars or as a percentage of fees earned, from its relationship with the Fund.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that they were satisfied with the services provided by the Adviser, and that the advisory fee is reasonable and that renewal of the agreement is in the best interests of NLFT and the shareholders of the Fund.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-397-8728 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-397-8728.

INVESTMENT ADVISER

Traub Capital Management, LLC

97 Chapel Street-2nd Floor

Needham, MA 02492

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/04/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/04/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/04/13